Hedging Financial Instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Hedging Financial Instruments
11.	HEDGING FINANCIAL INSTRUMENTS

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets- current
Fair value hedges
Interest rate futures contracts	$0.1	$—
Cash flow hedges
Forward interest rate contracts	—	13.5

	$0.1	$13.5

Financial liabilities- current
Fair value hedges
Interest rate futures contracts	$1.2	$9.6

Fair value hedge
The Company entered into interest rate futures contracts, which are used to partially hedge against the fair value changes caused by interest rate fluctuation in the Company’s fixed income investments. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.
On the basis of economic relationships, the value of the interest rate futures contracts and the value of the hedged financial assets change in opposite directions in response to movements in interest rates.
The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate futures contracts. No other sources of ineffectiveness emerged from these hedging relationships during the hedging period. Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses, net.

The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2020

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$88.7	March 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 6,198.7	$ 1.1
December 31, 2021

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$53.9	March 2022

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 4,079.3	$ 9.6
The effect for the years ended December 31, 2019, 2020 and 2021 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Interest rate futures contracts - US Treasury futures	$(164.7)	$(353.6)	$148.8
Hedged Items
Financial assets at FVTOCI	177.8	353.6	(148.8)

	$13.1	$—	$—

Cash flow hedge
The Company entered into forward contracts to partially hedge foreign exchange rate risks or interest rate risks associated with certain highly probable forecast transactions (capital expenditures or issuance of debts). The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%. The forward contracts have maturities of 12 months or less.
On the basis of economic relationships, the Company expects that the value of forward contracts and the value of hedged transactions will change in opposite directions in response to movements in foreign exchange rates or interest rates.
The main source of hedge ineffectiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward contracts. No other sources of ineffectiveness emerged from these hedging relationships. For the years ended December 31, 2019, 2020 and 2021, refer to Note 22(d) for gain or loss arising from changes in the fair value of hedging instruments, the amount transferred to initial carrying amount of hedged items and the amount reclassified to finance costs of hedged items.
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2021

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)

Forward interest rate contracts	US$	328.0	January 2022	$128.2
The effect for the years ended December 31, 2019, 2020 and 2021 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Forward exchange contracts (capital expenditures)	$(109.6)	$24.1	$(41.4)

Forward interest rate contracts (issuance of debts)	$—	$—	$132.5

Hedged Items
Forecast transaction (capital expenditures)	$109.6	$(24.1)	$41.4

Forecast transaction (issuance of debts)	$—	$—	$(132.5)